Share-Based compensation (Details) - Share based payment arrangements by all plans - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation
Outstanding at January 1	1,416,490	993,490
Granted	475,862	461,500
Forfeited/Cancelled	(139,250)	(14,125)
Exercised	0	(25,000)
Outstanding as at June 30	1,753,102	1,415,865
Exercisable as at June 30	996,086	779,966